BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Narrative (Details) $ in Thousands		12 Months Ended
	May 27, 2021 USD ($)	Dec. 31, 2021 USD ($) term	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Principles of Consolidation
Total assets		$ 257,808	$ 265,685
Defined Contribution 401(k) Plan
Expense recorded for discretionary amounts contributed		500	600
Altisource Residential Corporation
Principles of Consolidation
Unrealized gain (loss) on investment in equity securities		$ 0	4,000
Pointillist, Inc.
Principles of Consolidation
Noncontrolling ownership percentage				12.10%
Variable Interest Entity, Primary Beneficiary
Principles of Consolidation
Number of agreement terms | term		3
Agreement term		5 years
Total assets		$ 2,200	2,300
Total liabilities		$ 1,400	$ 100
Minimum
Intangible Assets, Net
Estimated useful life		4 years
Maximum
Intangible Assets, Net
Estimated useful life		20 years
Pointillist, Inc.
Principles of Consolidation
Contributions for the creation of Pointillist				$ 8,500
Sale of stock, threshold for sale of equity	$ 5,000
Pointillist, Inc. | Convertible Notes Due January 2023 | Convertible Debt
Principles of Consolidation
Debt instrument, face amount	$ 1,300
Debt instrument, interest rate, stated percentage	7.00%
Pointillist, Inc. | Pointillist, Inc.
Principles of Consolidation
Conversion of stock, equity valuation threshold	$ 13,100